Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Investment Assets at Fair Value on Recurring Basis

The following table shows the Plan's investment assets at fair value on a recurring basis, as of December 31, 2025:

		Fair Value Measurements at Reporting Date Using:
		Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	Total
Investments
Mutual funds	$462,699,925	$462,699,925	$-	$-
Worthington Steel common shares	16,381,756	16,381,756	-	-
Total assets in the fair value hierarchy	479,081,681	479,081,681	-	-
Common collective trust funds measured at NAV	75,069,749	-	-	-
Total investments at fair value	$554,151,430	$479,081,681	$-	$-

The following table shows the Plan's investment assets at fair value on a recurring basis, as of December 31, 2024:

		Fair Value Measurements at Reporting Date Using:
		Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	Total
Investments
Mutual funds	$190,968,978	$190,968,978	$-	$-
Worthington Steel common shares	15,402,920	15,402,920	-	-
Other common shares	11,926,162	11,926,162	-	-
Total assets in the fair value hierarchy	218,298,060	218,298,060	-	-
Common collective trust funds measured at NAV	271,042,902	-	-	-
Total investments at fair value	$489,340,962	$218,298,060	$-	$-